SHAREHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended		1 Months Ended								0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended
	Jun. 27, 2011	Sep. 30, 2010	Nov. 30, 2010	Aug. 31, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Jul. 31, 2004	Feb. 28, 2011 General Gregory Martin, Director Stock Options	Mar. 31, 2011 Wm Chris Mathers, CFO Stock Options	Mar. 31, 2011 Graham Karklin, Director Stock Options	May 31, 2011 Anthony Marchese, Director and Chairman Stock Options	Mar. 31, 2011 Anthony Marchese, Director and Chairman Stock Options	Apr. 30, 2011 Cecil Wall, Director Stock Options	Apr. 30, 2011 Jim Graham, Director Stock Options	May 31, 2011 KMLeVierMember Stock Options	Dec. 30, 2011 Four Independent Directors Stock Options	Aug. 31, 2012 Four Independent Directors Stock Options	Jul. 31, 2011 Four Independent Directors Stock Options	Aug. 19, 2011 Anthony Garcia, SVP Development Stock Options	Nov. 01, 2011 Nadine Wakley, Director of Investor Relations Stock Options	Aug. 31, 2012 John Tumazos, Chairman of Board Stock Options	Aug. 31, 2012 John Tumazos, Chairman of Board Stock Options - 2nd Tranche	Aug. 31, 2011 2009 - 2010 Private Placement	Aug. 31, 2012 Exercise of Class A & B Warrants	Aug. 31, 2011 Exercise of Class A & B Warrants	Aug. 31, 2011 Private Placement January 2011	Aug. 31, 2011 Warrant Options Exercised	Aug. 31, 2012 January 2011 Warrants	Aug. 31, 2011 January 2011 Warrants	Aug. 31, 2012 January 2011 Option Warrants	Aug. 31, 2011 January 2011 Option Warrants	Aug. 31, 2010 Class A Warrants	Aug. 31, 2010 Class B Warrants	Aug. 31, 2012 Common Stock	Aug. 31, 2011 Common Stock	Aug. 31, 2010 Common Stock	Aug. 31, 2010 Class A & B Warrants
Preferred stock, par value					$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized					10,000,000	10,000,000
Common stock, par value					$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized					100,000,000	100,000,000		25,000,000
Shares issued				452,500	1,943,749	10,208,750	2,263,750																	1,132,500			1,600,000
Proceeds from issuance of common stock					$ 1,103,124	$ 19,113,788	$ 905,500																	$ 453,000			$ 4,000,000
Warrants Issued																											1,600,000
Warrants exercise price	$ 2.50																										$ 2.50	$ 2.50	$ 2.50		$ 2.50		$ 0.82	$ 0.84			$ 0.85
Fair value of warrants issued																											944,000		4,640,000		7,800,000
Expected warrant life																											5 years	5 years		5 years		5 years
Risk-free interest rate																											1.10%	1.10%		1.10%		1.10%
Expected Dividend Yield																											0.00%	0.00%		0.00%		0.00%
Expected volatility																											404.00%	380.00%		404.00%		380.00%
Share price									$ 2.50	$ 2.50	$ 2.50	$ 4.15	$ 2.50	$ 4.70	$ 4.00	$ 2.50	$ 1.51	$ 1.00	$ 2.60	$ 1.85	$ 1.81	$ 0.50	$ 1.00
Stock options expected term									5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	10 years	10 years	3 years 6 months	5 years	5 years	5 years	5 years
Risk-free interest rate									1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expected Dividend Yield									0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility									421.00%	376.00%	325.00%	324.00%	323.00%	325.00%	322.00%	376.00%	348.00%	333.00%	372.00%	361.00%	353.00%	333.00%	333.00%
Commissions paid, cash																											318,000	1,337,150
Commissions paid, warrants issued																											305,000	1,192,000
Fair value of warrants issued for commissions																											887,000	2,980,000
Legal fees paid in private placement																											65,150
Shares issued paid for in a prior period						131,250
Warrants Exercised																									1,943,749	1,236,250		6,240,000
Proceeds from exercise of warrants																									1,103,124	715,938		15,600,000
Class A warrants exercised																									1,293,749	845,000
Class B warrants exercised																									650,000	391,250
Class A warrants exercised, proceeds																									646,874	422,500
Class B warrants exercised, proceeds																									456,250	293,438
Fair value of warrants exercised																												2,236,000
Registration statement, shares registered	4,738,750
Registration statement, Class A warrants registered	1,336,250
Registration statement, Class B warrants registered	678,125
Registration statement, options registered	250,000
Registration statement, private placement shares registered	1,905,000
Shares issued for director compensation, shares		300,000
Shares issued for director compensation, value		249,000
Shares issued for services, shares			61,000																																10,000	225,000
Shares issued in non-exclusive investment banking agreement				50,000
Shares issued in non-exclusive investment banking agreement, value				96,150
Stock Options Granted									60,000	400,000	60,000	175,000	150,000	90,000	60,000	2,500,000	400,000	400,000	180,000	750,000	50,000	1,000,000	900,000
Fair value of stock options granted									150,000	1,000,000	150,000	726,000	375,000	423,000	240,000	6,250,000	604,000	152,000	468,000	1,387,000	90,000	380,000	320,000
Monthly amount expensed for vesting										28,000						174,000				38,500	3,800		20,052
Warrants Outstanding					9,620,344																								1,600,000		6,240,000
Additional paid-in capital					$ 29,262,684	$ 24,818,022																							$ 944,000		$ 2,236,000							$ 269,978